UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22147

PowerShares India Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 West Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 983-0903

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

PowerShares India Exchange-Traded Fund Trust

2009 Annual Report to Shareholders

October 31, 2009

PowerShares India Portfolio

Table of Contents

The Market Environment	2

Manager's Analysis	3

Frequency Distribution of Discounts & Premiums	5

Fees and Expenses	6

Consolidated Schedule of Investments	7

Consolidated Statement of Assets and Liabilities	8

Consolidated Statement of Operations	9

Consolidated Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Consolidated Financial Statements	12

Report of Independent Registered Public Accounting Firm	19

Supplemental Information	20

The Market Environment

Along with other markets across the world and especially those in the emerging market or BRIC countries (Brazil, Russia, India and China), India experienced the impact of a global rebound during the year ended October 31, 2009. The benchmark Bombay Stock Exchange Sensitive 30 Index (BSE SENSEX 30 Index) rose 72.64% and faired as well as the other big player in the global/emerging growth story, China. China's major stock market indices were also both up with the Hang Seng Index up 61.33% and the Shanghai Stock Exchange Composite Index up 75.86%. The primary reasons were central banks globally (with heavy emphasis in the U.S.) creating an environment of low short-term interest rates along with special borrowing arrangements to fund companies deemed "too large to fail." This "intervention" has caused global weakening in the U.S. Dollar Index, which in turn has been a main reason for the Rupee gaining strength against the U.S. dollar (10/31/08 49.4075 INR/USD, 10/30/09 47.02 INR/USD). With low short term rates in the U.S., global traders have been using the U.S. dollar for a global carry trade, borrowing U.S. dollars and reinvesting in equities and commodities outside the U.S. India has benefited from this trade as foreign direct investments have poured in amounting to almost $45 billion since October 31, 2008.

Manager's Analysis

PowerShares India Portfolio (ticker: PIN)

The PowerShares India Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Indus India Index (the "Index"), which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index has 50 constituents, spread among various sectors including: information technology, health services, financial services, heavy industry and consumer products. The Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

During the year ended October 31, 2009, the Fund returned 62.56%. This was driven by a heavy weighting in the energy, information technology and material sectors. Of particular note, the following strong performers included: Reliance Industries, Ltd., Oil & Natural Gas Corp., Ltd., Infosys Technologies, Ltd., and Jindal Steel & Power Ltd. In combination, the global economic rebound and potential opportunity associated with the country of India contributed to the positive return in the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2009

Energy	28.7
Information Technology	17.1
Financial Services	15.2
Industrials	9.2
Materials	6.8
Telecommunication Services	6.2
Utilities	5.9
Consumer Discretionary	5.5
Consumer Staples	4.8
Health Care	3.2
Other	(2.6)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2009

Large-Cap Growth	60.0
Large-Cap Value	26.9
Mid-Cap Growth	5.1
Mid-Cap Value	8.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2009

Security
Reliance Industries, Ltd.	12.4
Infosys Technologies, Ltd.	11.1
Oil & Natural Gas Corp., Ltd.	9.0
Hindustan Unilever, Ltd.	4.8
Indian Oil Corp., Ltd.	3.6
Bharti Airtel, Ltd.	3.3
Tata Consultancy Services	3.0
NTPC, Ltd.	3.0
HDFC Bank, Ltd.	3.0
Wipro, Ltd.	3.0
Total	56.2

Manager's Analysis (Continued)

PowerShares India Portfolio (ticker: PIN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)     As of October 31, 2009

	Avg. Ann.††	Fund Inception†
	1 Year	Avg. Ann.††	Cumulative
Index Indus India Index	71.40%	-10.58%	-16.93%
MSCI India Index	77.12%	-14.88%	-23.54%
BSE Sensex 30 Index	72.64%	-13.27%	-21.13%
S&P CNX Nifty Index	71.92%	-14.57%	-23.15%
Fund NAV	62.56%	-12.85%	-20.38%
Share Price Return	58.40%	-15.09%	-23.75%

Fund Inception: March 5, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's most recent prospectus, the expense ratio of 0.78% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See www.invescopowershares.com to find the most recent month end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The BSE SENSEX 30 Index, the MSCI India Index and S&P CNX Nifty Index (the "Benchmark Indexes") are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 30 and 50 common stocks, respectively.

† Fund returns are based on the inception date of the Fund. Returns for the Benchmark Indexes are based on the closest month end to the Fund's inception date.

†† Average annualized.

Frequency Distribution of Discounts & Premiums

Since inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PIN	PowerShares India Portfolio	03/05/08	419	38	49	72	58	31	25
				Closing Price Below NAV (bps)
				-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
				36	23	43	19	14	11

Fees and Expenses

As a shareholder of the PowerShares India Exchange-Traded Fund Trust (the "Fund"), you incur a unitary management fee. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on Number of Days in the Period	Expense Paid During the Six-Month Period (1)
Actual	$1,000.00	$1,401.60	0.78%	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing by 365.

Consolidated Schedule of Investments

PowerShares India Portfolio

October 31, 2009

Number of Shares		Value
	Common Stocks—102.6%
	India—102.6%
	Consumer Discretionary—5.5%
52,287	Hero Honda Motor, Ltd.	$1,726,158
879,555	ITC, Ltd.	4,758,225
177,705	Mahindra & Mahindra, Ltd.	3,417,125
359,561	Tata Motors, Ltd.	4,246,990
		14,148,498
	Consumer Staples—4.8%
2,077,819	Hindustan Unilever, Ltd.	12,280,419
	Energy—28.7%
572,553	Cairn India, Ltd.(a)	3,159,397
644,179	Essar Oil, Ltd.(a)	1,788,602
308,027	Gail India, Ltd.	2,244,352
1,421,459	Indian Oil Corp., Ltd.	9,321,179
967,785	Oil & Natural Gas Corp., Ltd.	23,103,831
788,920	Reliance Industries, Ltd.	31,849,360
1,842,416	Reliance Natural Resources, Ltd.(a)	2,463,694
		73,930,415
	Financial Services—15.2%
200,156	Axis Bank, Ltd.	3,798,657
276,679	DLF, Ltd.	2,144,393
224,749	HDFC Bank, Ltd.	7,674,264
304,726	Housing Development & Infrastructure, Ltd.(a)	2,010,403
96,643	Housing Development Finance Corp., Ltd.	5,376,884
330,994	ICICI Bank, Ltd.	5,481,248
1,069,800	Infrastructure Development Finance Co., Ltd.	3,303,575
162,066	Reliance Capital, Ltd.	2,523,246
84,461	State Bank of India	3,879,568
1,656,052	Unitech, Ltd.	2,808,145
		39,000,383
	Health Care—3.2%
494,249	Cipla, Ltd.	2,939,692
103,581	Dr. Reddy's Laboratories, Ltd.	2,217,297
106,162	Sun Pharmaceutical Industries, Ltd.	3,114,729
		8,271,718
	Industrials—9.2%
64,247	Bharat Heavy Electricals, Ltd.	3,002,248
1,399,963	GMR Infrastructure, Ltd.(a)	1,836,365
732,057	Jaiprakash Associates, Ltd.	3,220,747
102,656	Larsen & Toubro, Ltd.	3,375,161
131,452	Mundra Port and Special Economic Zone, Ltd.	1,390,376
360,371	Punj Lloyd, Ltd.	1,514,099
173,978	Reliance Infrastructure, Ltd.	3,823,466
175,227	Siemans India, Ltd.	1,873,688
223,297	Sterlite Industries (India), Ltd.	3,608,805
		23,644,955

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
	Information Technology—17.1%
613,130	Infosys Technologies, Ltd.	$28,583,767
584,412	Tata Consultancy Services	7,805,579
596,072	Wipro, Ltd.	7,644,559
		44,033,905
	Materials—6.8%
227,066	Hindustan Zinc, Ltd.	4,309,606
452,853	Jindal Steel & Power, Ltd.	6,070,098
478,341	Sesa Goa, Ltd.	3,084,439
1,169,728	Steel Authority of India, Ltd.	4,046,352
		17,510,495
	Telecommunication Services—6.2%
1,377,139	Bharti Airtel, Ltd.	8,502,535
1,274,530	Idea Cellular, Ltd.(a)	1,385,142
1,280,454	Reliance Communications, Ltd.	4,702,216
166,819	Tata Communication, Ltd.	1,354,133
		15,944,026
	Utilities—5.9%
1,725,058	NTPC, Ltd.	7,709,600
1,319,940	Power Grid Corporation of India, Ltd.	2,869,215
757,014	Reliance Power, Ltd.(a)	2,217,005
83,503	Tata Power Co., Ltd.	2,332,321
		15,128,141
	Total Common Stocks (Cost $222,683,565)	263,892,955
Face Value
	Short-Term Instruments—0.0%
	Time Deposit—0.0%
$20,820	Citibank 0.03%, 11/2/2009	20,820
	Total Short-Term Instruments (Cost $20,820)	20,820
	Total Investments—102.6% (Cost $222,704,385)	263,913,775
	Liabilities, less cash and other assets—(2.6)%	(6,587,128)
	Net Assets—100.0%	$257,326,647

(a)  Non-income producing security.

See Notes to Consolidated Financial Statements.

Consolidated Statement of Assets and Liabilities

PowerShares India Portfolio

October 31, 2009

ASSETS:
Investments, at value	$263,913,775
Foreign currency, at value (Cost $2,602,013)	2,613,093
Receivables:
Investments sold	6,968,559
Transaction fees	37,240
Dividends	34,366
Total Assets	273,567,033
LIABILITIES:
Payables:
Shares repurchased	16,052,161
Investments purchased	164
Accrued unitary management fee	188,061
Total Liabilities	16,240,386
NET ASSETS	$257,326,647
NET ASSETS CONSIST OF:
Shares of beneficial interest	$236,469,893
Accumulated undistributed net investment income (loss)	(175,022)
Accumulated undistributed net realized gain (loss)	(20,224,373)
Net unrealized appreciation	41,256,149
Net Assets	$257,326,647
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	13,050,000
Net asset value	$19.72
Share price	$19.31
Investments, at cost	$222,704,385

See Notes to Consolidated Financial Statements.

Consolidated Statement of Operations

PowerShares India Portfolio

For the Year Ended October 31, 2009

INVESTMENT INCOME:
Dividend income	$1,980,852
Interest income	309
Total Income	1,981,161
EXPENSES:
Unitary management fee	1,054,125
Total Expenses	1,054,125
Net Investment Income	927,036
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(16,218,166)
Foreign currency transactions	(149,893)
Net realized gain (loss)	(16,368,059)
Net change in unrealized appreciation (depreciation) from:
Investments	73,861,542
Foreign currency translations	44,468
Net change in unrealized appreciation	73,906,010
Net realized and unrealized gain	57,537,951
Net increase in net assets resulting from operations	$58,464,987

See Notes to Consolidated Financial Statements.

Consolidated Statements of Changes in Net Assets

PowerShares India Portfolio

	For the Year Ended October 31, 2009	For the Period March 4, 2008 (a) through October 31, 2008
OPERATIONS:
Net investments income	$927,036	$276,993
Net realized gain (loss)	(16,368,059)	(4,258,963)
Net change in unrealized appreciation (depreciation)	73,906,010	(32,649,861)
Net increase (decrease) in net assets resulting from operations	58,464,987	(36,631,831)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(728,187)	(248,215)
Return of capital	—	(14,462)
Total distributions to shareholders	(728,187)	(262,677)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	173,931,574	87,905,167
Value of shares repurchased	(23,871,892)	(2,701,384)
Transaction fees	765,169	355,721
Net increase in net assets resulting from shares transactions	150,824,851	85,559,504
Increase in Net Assets	208,561,651	48,664,996
NET ASSETS:
Beginning of period	48,764,996	100,000
End of period	$257,326,647	$48,764,996
Accumulated net investment loss at end of period	$(175,022)	$(36,405)
CHANGES IN SHARES OUTSTANDING:
Shares sold	10,250,000	4,200,000
Shares repurchased	(1,204,000)	(200,000)
Shares outstanding, beginning of period	4,004,000	4,000
Shares outstanding, end of period	13,050,000	4,004,000

(a)  Commencement of investment operations

See Notes to Consolidated Financial Statements.

Financial Highlights

PowerShares India Portfolio

	For the Year Ended October 31, 2009	For the Period March 4, 2008 (a) through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$12.18	$25.00
Net investment income(b)	0.12	0.12
Net realized and unrealized gain (loss)	7.39	(13.01)
Total from investment operations	7.51	(12.89)
Distributions to shareholders from:
Net investment income	(0.07)	(0.09)
Return of capital	—	0.00	(c)
Total distributions	(0.07)	(0.09)
Transaction fees(b)	0.10	0.16
Net asset value at end of period	$19.72	$12.18
Share price at end of period(d)	$19.31	$12.24
NET ASSET VALUE, TOTAL RETURN(e)	62.56%	(51.04)%
SHARE PRICE, TOTAL RETURN(e)	58.40%	(50.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$257,327	$48,765
Ratio to average net assets of:
Expenses	0.78%	0.78	%(f)
Net investment income	0.69%	0.98	%(f)
Portfolio turnover rate(g)	32%	22%

(a)  Commencement of investment operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized. The net asset value total return from Fund inception on March 5, 2008 (first day of exchange trading) to October 31, 2008 was (51.02)%. The share price total return from Fund inception to October 31, 2008 was (51.87)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Consolidated Financial Statements.

Notes to Consolidated Financial Statements

PowerShares India Exchange-Traded Fund Trust

October 31, 2009

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one portfolio, the PowerShares India Portfolio, an exchange-traded index fund (the "Portfolio"). The Portfolio carries out its investment strategy by investing substantially all of its assets in PowerShares Mauritius, a wholly-owned subsidiary organized in Mauritius (the "Subsidiary"). The Subsidiary invests at least 90% of its total assets in securities that comprise the Indus India Index (or "Underlying Index") and American Depository Receipts ("ADRs") based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the "Adviser") serves as the investment adviser to both the Portfolio and the Subsidiary (collectively the "Fund"). Through such investment structure, the Fund expects to obtain benefits from a tax treaty between Mauritius and India. To obtain benefits under the treaty, the Subsidiary must meet certain tests and conditions, including the establishment of Mauritius tax residence.

The Portfolio's shares ("Shares") are listed on the NYSE Arca, Inc. The Fund's market price may differ to some degree from the net asset value ("NAV") of the Shares of the Fund. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally for cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Underlying Index.

Note 2. Significant Accounting Policies

The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date. The accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2009

they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2009

B. Other Risks

The Fund concentrates its investments in Indian securities, which may subject the Fund to greater risk than a fund that invests in securities of issuers in a wider range of countries or to risks not typically associated with U.S. investments. The political, social and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country.

There can be no assurance that the terms of the tax treaty between Mauritius and India or its applicability to the Fund will not be subject to renegotiation or a different interpretation. Any change in the treaty could result in withholding and other taxes imposed on the Fund by tax authorities in India. This could reduce the return to the Fund on its investments and the return received by the Fund's shareholders.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

C. Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on investment securities sold.

D. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Subsidiary continues to: (i) comply with the requirements of the tax treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius, and therefore expects to be

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2009

able to obtain the benefits of the treaty. As a result, after considering the benefit of the tax treaty, with respect to Indian taxes, the Fund is not expected to be subject to capital gains tax in India on the sale of Indian securities but is expected to be subject to Indian withholding tax on interest earned on Indian debt securities at rates that may vary from 10% to 42.23%, depending on the nature of the underlying debt security. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is expected to be subject to an effective tax rate of 3% on its net dividend and interest income and is not expected to be subject to taxes on capital gains.

E. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specified identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

F. Expenses

The Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. The Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's consolidated financial statements as return of capital.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser, under which the Adviser has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

The Fund has agreed to pay the Adviser an annual unitary management fee 0.78% of its average daily net assets, and the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units of the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for the Fund with Indus Advisors LLC (the "Licensor"). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use with the Fund. The Fund is not sponsored, endorsed, sold or promoted by

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2009

the Licensor and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby Brown Brothers Harriman & Co. serves as administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$263,892,955	$—	$263,892,955
Short-term Instruments	20,820	—	—	20,820
Total Investments	$20,820	$263,892,955	$—	$263,913,775

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2009

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Year Ended October 31, 2009 and the Period from March 4, 2008 to October 31, 2008:

2009		2008
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$728,187	$—	$248,215	$14,462

Tax Components of Net Assets at Year End:

Undistributed Ordinary Income	Net Unrealized Gain (Loss)	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
$1,045,422	$22,909,535	$(3,098,203)	$236,469,893	$257,326,647

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital loss carryforward amounts as of October 31, 2009, which expire on October 31 of each year listed below, are as follows:

2016	2017	Total*
$477,398	$2,620,805	$3,098,203

* Capital loss carryforward as of the date listed is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2009, amounts were reclassified between undistributed net investment income (loss) and undistributed net realized gain (loss). These reclassifications had no effect on the net assets of the Fund. For the year ended October 31, 2009, the reclassifications were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
$(337,466)	$337,466	$—

Note 7. Investment Transactions

For the year ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $200,264,321 and $42,942,719, respectively. Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2009

At October 31, 2009, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Cost*	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
$241,050,999	$22,862,776	$48,436,073	$(25,573,297)

* Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Note 8. Trustees' Fees

The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally for cash only. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

The Fund may charge transaction fees for creations and redemptions which are treated as increases in capital.

The Fund currently intends to effect redemptions partially for cash and partially in-kind, rather than primarily in-kind redemptions, because of the nature of the Fund's investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, which may decrease the tax efficiency of the Fund compared to Exchange-Traded Funds that utilize an entirely in-kind redemption process.

Note 10. Indemnification

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares India Exchange-Traded Fund Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares India Exchange-Traded Fund Trust and its subsidiary (the "Trust") at October 31, 2009, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2009

Supplemental Information

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2009:

Federal Income Tax Information

Qualified dividend income*	Dividends-received deduction*
100.00%	0.00%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

Supplemental Information (Continued)

Trustees and Officers

The Independent Trustees and the two Trustees who are affiliated with the Adviser and the Trustee who may not be deemed independent due to business reasons (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of December 18, 2009.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (51) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2008	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	101	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 100 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd., Wheaton, IL, 60187	Trustee	Since 2008	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	101	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 100 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Philip M. Nussbaum (47) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd., Wheaton, IL, 60187	Trustee	Since 2008	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg Nussbaum & Heitman, Inc. (March 1994-1999)	101	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 100 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd., Wheaton, IL, 60187	Trustee	Since 2008	President and Chief Operating Officer, AMCORE Financial, inc. (bank holding company) (August 2007-April 2009), formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	101	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 100 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

The Non-Independent Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any, held by the Non-Independent Trustees are shown below.

Name, Address and Age of Non-Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Overseen by Non- Independent Trustees	Complex** Other Directorships Held by Non- Independent Trustees
H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd., Wheaton, IL, 60187	Chairman of the Board and Trustee	Since 2007	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	101	None

Kapil Dev Joory (57) c/o Invesco Powershares Capital Management LLC 301 West Roosevelt Road Wheaton, IL, 60187	Trustee	Since 2009	Director, International Financial Services Limited (international tax and business advisory services) (December 1993-Present)	1	Director of various global business companies

Graeme J. Proudfoot (45) c/o London Office, Invesco Ltd. 30 Finsbury Square London, EC2A 1AG United Kingdom	Trustee	Since 2008	Head of Specialist Funds Division, Invesco Ltd. (August 1999-Present); Head of London Office, Invesco Ltd. (August 2007-Present)	1	Director, Invesco UK Limited, Invesco Asset Management Limited and various other group companies (1999-Present)

  *  This is the date the Non-Independent Trustees began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected. Each Officer serves until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At December 18, 2009, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 100 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (35) Invesco Aim Management Group Inc. 11 Greenway Plaza, Suite 100 Houston, Texas 77046	President	Since 2009	U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States; previously, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd., Wheaton, IL, 60187	Chief Financial Officer, Treasurer and Secretary	Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (43) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd., Wheaton, IL, 60187	Chief Compliance Officer	Since 2008	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves until his successor is elected.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on FORM N-Q. The Form N-Qs will be available on the Commission's website at www.sec.gov. The Trust's FORM N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

This report must be preceded or accompanied by the most recent fund prospectus.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PIN-AR-1

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its Audit Committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum and Mr. Donald H. Wilson. Each of these Audit Committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”   Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.   Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers (“PWC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PWC for Services Rendered to the Registrant for Fiscal Year End 2009	Percentage of Services Approved for Fiscal Year End 2009 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PWC for Services Rendered to the Registrant for Fiscal Year End 2008	Percentage of Services Approved for Fiscal Year End 2008 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit Fees	$60,000	N/A	$70,000	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$10,625	0%	$16,200	0%
All Other Fees	$0	0%	$0	0%
Total Fees	$70,625	0%	$86,200	0%

PWC billed the Registrant aggregate fees of $10,625 for the fiscal year ended 2009 and $16,200 for the fiscal year ended 2008 for non-audit services rendered to the Registrant.

(1)           For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the fiscal year in which services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)           Tax fees for the fiscal year ended October 31, 2009 includes fees billed for reviewing tax returns and tax consultation services.  Tax fees for the fiscal year ended October 31, 2008 includes fees billed for reviewing tax returns and tax consultation services.

PWC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2009 and October 31, 2008.

Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committee of the PowerShares Funds (the “Funds”) June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made.  The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.     Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.     The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.     Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.     Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.     Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•              Bookkeeping or other services related to the accounting records or financial statements of the audit client

•              Financial information systems design and implementation

•              Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•              Actuarial services

•              Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•              Management functions

•              Human resources

•              Broker-dealer, investment adviser, or investment banking services

•              Legal services

•              Expert services unrelated to the audit

•              Any service or product provided for a contingent fee or a commission

•              Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•              Tax services for persons in financial reporting oversight roles at the Fund

•              Any other service that the Public Company Oversight Board determines by regulation is impermissible.

PwC Matter

PwC advised the Registrant’s Audit Committee that PwC identified the following matter for consideration under the SEC’s auditor independence rules.

PwC became aware that certain aspects of investment advisory services provided by a PwC network member firm’s Wealth Advisory Practice to its clients (generally high net worth individuals not associated with the Registrant or its affiliates) were inconsistent with Rule 2-01(c)(4)(viii) and (c)(5) of Regulation S-X. The violations occurred as a result of professionals of the Wealth Advisory Practice making a single recommendation of a product of an affiliate of the Registrant’s investment adviser to its clients rather than also identifying one or more suitable alternatives for the Wealth Advisory Practice’s client to consider.  The Wealth Advisory Practice also received commissions from the affiliate of the Registrant’s investment adviser.  With respect to the affiliates of the Registrant’s investment adviser, there were 33 cases of single product recommendation and 20 cases of commissions received totaling approximately £7,000. These violations occurred over a two year period and ended in November 2007.  PwC represented that at no time did the Wealth Advisory Practice recommend products on behalf the affiliates of the Registrant’s investment adviser. Additionally, members of the audit engagement team were not aware of these violations or services; the advice provided was based on an understanding of the investment objectives of the clients of the Wealth Advisory Practice and not to promote the affiliates of the Registrant’s investment adviser, and the volume and nature of the violations were insignificant.  PwC derived no economic benefit from the commissions, since any commissions received were deducted from the time-based fees charged to the Wealth Advisory Practice client and created no incentive for PwC to recommend the investment.

PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Registrant by this matter.  In reaching this conclusion, PwC noted that during the time of its audits, the engagement team was not aware of the services provided and noted the insignificance of the services provided.  Based on the foregoing, PwC did not believe this matter affected PwC’s ability to act objectively and impartially and to issue a report on financial statements as the Registrant’s independent auditor, and believes that a reasonable investor with knowledge of all the facts would agree with this conclusion.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees.  The Audit Committee members are Ronn R. Bagge, Marc M. Kole, Philip M. Nussbaum and Donald H. Wilson.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 ) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name: Andrew Schlossberg

Title:  President

Date: January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:  Andrew Schlossberg

Title: President

Date: January 8, 2010

By:	/s/ Bruce T. Duncan

Name: Bruce T. Duncan

Title: Treasurer

Date: January 8, 2010